Issued Capital and Reserves - Schedule of the Movement of Ordinary Shares and Share Premium (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital [Member]
Schedule of the Movement of Ordinary Shares and Share Premium [Line Items]
Opening balance (in Shares)	29,709,641	26,005,654
Opening balance	$ 2,971	$ 2,601
Share based payment for service providers (in Shares)		950,000
Share based payment for service providers		$ 95
Issuance of shares upon acquisition of assets (in Shares)	36,985,507
Issuance of shares upon acquisition of assets	$ 3,698
Employees’ long term incentive plan issued (in Shares)	169,548	555,487
Employees’ long term incentive plan issued	$ 17	$ 55
Shares issued to Board of Directors (in Shares)		143,500
Shares issued to Board of Directors		$ 14
Conversion of convertible notes and working capital loans into common stock (in Shares)		2,055,000
Conversion of convertible notes and working capital loans into common stock		$ 206
Ending ordinary shares (in Shares)	66,864,696	29,709,641	26,005,654
Ending ordinary shares	$ 6,686	$ 2,971	$ 2,601
Share Premium [Member]
Schedule of the Movement of Ordinary Shares and Share Premium [Line Items]
Opening balance	125,606,786	116,505,240
Share based payment for service providers		2,849,905	2,899,971
Issuance of shares upon acquisition of assets	136,496,285
Employees’ long term incentive plan issued	183,095	919,861
Shares issued to Board of Directors		194,986
Conversion of convertible notes and working capital loans into common stock		5,136,794	7,738,105
Ending ordinary shares	$ 262,286,166	$ 125,606,786	$ 116,505,240